SHAREHOLDERS EQUITY - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 50,981,180	R$ 48,169,399	R$ 28,870,022
Comprehensive (loss) income	250,775	(344,957)	993,684
Ending balance	39,398,362	50,981,180	48,169,399
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(2,042,427)	(1,917,194)	(1,917,917)
Comprehensive (loss) income	(393,651)	(125,233)	723
Ending balance	(2,436,078)	(2,042,427)	(1,917,194)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	841,409	1,013,910	96,362
Comprehensive (loss) income	537,111	(172,501)	917,548
Ending balance	1,378,520	841,409	1,013,910
Actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(257,794)	(186,244)	(266,574)
Comprehensive (loss) income	162,598	(71,550)	80,330
Ending balance	(95,196)	(257,794)	(186,244)
Deferred tax on actuarial losses of defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	87,650	63,323	90,635
Comprehensive (loss) income	(55,283)	24,327	(27,312)
Ending balance	(32,367)	87,650	63,323
Loss on measurement of derivative financial instrument
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000	15,000
Comprehensive (loss) income
Ending balance	15,000	15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	39,726	39,726	5,794
Comprehensive (loss) income			33,932
Ending balance	(39,726)	39,726	39,726
Change in the fair value of a financial asset
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(13,507)	(13,507)	(1,970)
Comprehensive (loss) income			(11,537)
Ending balance	(13,507)	(13,507)	(13,507)
Predecessor adjustments [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,381,798	1,381,798	1,381,798
Comprehensive (loss) income
Ending balance	(1,381,798)	1,381,798	1,381,798
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	51,855	396,812	(596,872)
Comprehensive (loss) income	250,775	(344,957)	993,684
Ending balance	302,630	51,855	396,812
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	314,325	567,546	(521,609)
Comprehensive (loss) income	251,530	(253,221)	1,089,155
Ending balance	565,855	314,325	567,546
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(262,470)	(170,734)	75,263
Comprehensive (loss) income	(755)	(91,736)	(95,471)
Ending balance	R$ (263,225)	R$ (262,470)	R$ (170,734)